ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable

	As at December 31, 2020	As at December 31, 2019
Accounts payable	$929	$715
Accruals	529	440
	$1,458	$1,155